3 BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATIONS

Acquisition of Bellsoft, Inc.

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India. For financial accounting purposes, we recognized September 1, 2015 as the effective date of the acquisition. The total consideration for the acquisition of Ameri Georgia was $9,910,817, consisting of:

(a)	A cash payment in the amount of $3,000,000, which was paid at closing;

(b)	235,295 shares of our common stock issued at closing;

(c)	$250,000 quarterly cash payments paid on the last day of each calendar quarter of 2016;

(d)	A $1,000,000 cash reimbursement paid 5 days following closing to compensate Ameri Georgia for a portion of its approximate cash balance as of September 1, 2015;

(e)	Approximately $2,910,817 paid within 30 days of closing in connection with the excess of Ameri Georgia’s accounts receivable over its accounts payable as of September 1, 2015; and

(f)	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and earnings before interest taxes, depreciation and amortization (“EBITDA”) targets specified in the purchase agreement, subject to downward or upward adjustment depending on actual results.

The earn-out for 2016 was 30% higher than the previously agreed targets, resulting in a higher than anticipated earn-out payment, and the excess of the 2016 earn-out payment over what was planned was made as an adjustment to our income statement.

The valuation of Ameri Georgia was made on the basis of its projected revenues. The accounting acquisition date for Ameri Georgia was determined on the basis of the date when the Company acquired control of Ameri Georgia, in accordance with FASB codification ASU 805-10-25-6 for business combinations. That ASU provides that the date on which the acquirer obtains control of the acquiree generally is the date on which the acquirer legally transfers the consideration, acquires the assets, and assumes the liabilities of the acquiree—the closing date. However, the acquirer might obtain control on a date that is either earlier or later than the closing date. For example, the acquisition date precedes the closing date if a written agreement provides that the acquirer obtains control of the acquiree on a date before the closing date. An acquirer shall consider all pertinent facts and circumstances in identifying the acquisition date.  The term sheet and the Share Purchase Agreement that were entered into by the Company and Ameri Georgia contained agreements by the parties that the Company acquired control of Ameri Georgia's accounts payable, accounts receivable and business decisions as of September 1, 2015. In addition, on that date, the Company became responsible for performance of Ameri Georgia's existing contracts. Accordingly, the Company has recognized September 1, 2015 as the accounting acquisition date.

The total purchase price of $9,910,817 was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and goodwill. The excess of total purchase price over the net working capital and intangibles allocations has been allocated to goodwill.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to purchase Bigtech Software Private Limited ("Bigtech"), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals. The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000, consisting of:

(a)	A cash payment in the amount of $340,000 which was due within 90 days of closing and was paid on September 22, 2016;

(b)	Warrants for the purchase of 51,000 shares of our common stock, with such warrants exercisable for two years; and

(c)	$255,000, which may become payable in cash earn-outs to the sellers of Bigtech, if Bigtech achieves certain pre-determined Revenue and EBITDA targets in 2017 and 2018.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016.  The Bigtech acquisition did not constitute a significant acquisition for the Company. The valuation of Bigtech was made on the basis of its projected revenues.

The total purchase price of $850,000 was allocated to intangibles of $595,000, taking into consideration projected revenue from the acquired list of Bigtech customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.  The Bigtech acquisition did not constitute a significant acquisition for the Company.

Acquisition of Virtuoso

On July 22, 2016, we, through wholly-owned acquisition subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. ("Virtuoso"), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the "Sole Member"). Virtuoso is a SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company.

The total purchase price paid to the Sole Member for the acquisition of Virtuoso was $1,831,881consisting of:

(a)	A cash payment in the amount of $675,000 which was due within 90 days of closing and was paid on October 21, 2016;

(b)	101,250 shares of our common stock at closing; and

(c)	Earn-out payments in cash and stock of $450,000 and approximately $560,807, respectively, to be paid, if earned, in 2017, 2018 and 2019.

The valuation of Virtuoso was made on the basis of its projected revenues. The Virtuoso earn-out payment for 2016 amounted to $64,736 in cash and 12,408 shares of common stock.

The total purchase price of $1,831,881 was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and goodwill. The excess of total purchase price over intangibles allocation has been allocated to goodwill.

Acquisition of DC&M

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. ("DCM"), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, DCM, all of the members of DCM, Giri Devanur and Srinidhi “Dev” Devanur, our President and Chief Executive Officer and Executive Vice Chairman, respectively. DCM is a SAP consulting company headquartered in Chandler, Arizona. DCM provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. DCM is also a SAP-certified software partner, having launched its SAP reporting, extraction and distribution tool called “IRIS”. DCM services clients in diverse industries, including retail, apparel/footwear, third-party logistics providers, chemicals, consumer goods, energy, high-tech electronics, media/entertainment and aerospace.

The aggregate purchase price for the acquisition of DCM was $15,816,000 consisting of:

(a)	A cash payment in the amount of $3,000,000 at closing;

(b)	1,600,000 shares of our common stock, which are to be issued on July 29, 2018 or upon a change of control of our company (whichever occurs earlier); and

(c)	Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, in 2017 and 2018.

The total purchase price of $15,816,000 was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of DCM customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

Payment of the DCM earn-out for 2016 was due on April 10, 2017 but has not yet been paid.  We are currently in discussions with the former members of DCM regarding the timing and amount of the earn-out payment. The valuation of DCM was made on the basis of its projected revenues.

Acquisition of ATCG

On March 10, 2017, we acquired 100% of the shares of ATCG Technology Solutions, Inc. ("ATCG"), a Delaware corporation, pursuant to the terms of a Share Purchase Agreement among the Company, ATCG, all of the stockholders of ATCG (the "Stockholders"), and the Stockholders' representative. ATCG provides U.S. domestic, offshore and onsite SAP consulting services and has its main office in Folsom, California. ATCG specializes in providing SAP Hybris, SAP Success Factors and business intelligence services.

The aggregate purchase price for the acquisition of ATCG of $8,784,533, consisting of:

(a)	576,923 shares of our common stock;

(b)	Unsecured promissory notes issued to ATCG's selling Stockholders for the aggregate amount of $3,750,000 (which notes bear interest at a rate of 6% per annum with a payment schedule of 50% on December 31, 2017 and 50% on June 30, 2018);

(c)	Earn-out payments in shares of our common stock (up to an aggregate value of $1,200,000 worth of shares) to be paid, if earned, in each of 2018 and 2019; and

(d)	An additional cash payment of $55,687 for cash that was left in ATCG at closing.

The total purchase price of $8,784,533 was allocated to intangibles of $3.75 million, taking into consideration projected revenue from the acquired list of ATCG customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

ATCG's financial statements will be filed by amendment of the Current Report on Form 8-K filed on March 13, 2017 to disclose the closing of the acquisition.

The Company has $20,164,724, in total towards consideration payable including contingent consideration payable for its acquisitions, consisting of $7,574,238 in cash obligations and $12,590,486 worth of common stock to be issued (assuming a per share price of $6.51). Out of $20,164,724, $5,743,724 is towards contingent consideration payable on earn outs.

Acquisition of Bellsoft, Inc.

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India. For financial accounting purposes, we recognized September 1, 2015 as the effective date of the acquisition. The total consideration for the acquisition of Ameri Georgia was $9,910,817, consisting of:

(a)	A cash payment in the amount of $3,000,000, which was paid at closing;

(b)	235,295 shares of our common stock issued at closing;

(c)	$250,000 quarterly cash payments paid on the last day of each calendar quarter of 2016;

(d)	$1,000,000 cash reimbursement paid to compensate Ameri Georgia for a portion of its approximate cash balance as of September 1, 2015;

(e)	$2,910,817 was paid in connection with the excess of Ameri Georgia’s accounts receivable over its accounts payable as of September 1, 2015; and

(f)	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and earnings before interest taxes, depreciation and amortization (“EBITDA”) targets specified in the purchase agreement, subject to downward or upward adjustment depending on actual results.

The earn-out for 2016 was 30% higher than the previously agreed targets, resulting in a higher than anticipated earn-out payment, and the excess of the 2016 earn-out payment over what was planned was made as an adjustment to our income statement.

The valuation of Ameri Georgia was made on the basis of its projected revenues. The accounting acquisition date for Ameri Georgia was determined on the basis of the date when the Company acquired control of Ameri Georgia, in accordance with FASB codification ASU 805-10-25-6 for business combinations. That ASU provides that the date on which the acquirer obtains control of the acquiree generally is the date on which the acquirer legally transfers the consideration, acquires the assets, and assumes the liabilities of the acquiree—the closing date. However, the acquirer might obtain control on a date that is either earlier or later than the closing date. For example, the acquisition date precedes the closing date if a written agreement provides that the acquirer obtains control of the acquiree on a date before the closing date. An acquirer shall consider all pertinent facts and circumstances in identifying the acquisition date. The term sheet and the Share Purchase Agreement that were entered into by the Company and Ameri Georgia contained agreements by the parties that the Company acquired control of Ameri Georgia's accounts payable, accounts receivable and business decisions as of September 1, 2015. In addition, on that date, the Company became responsible for performance of Ameri Georgia's existing contracts. Accordingly, the Company has recognized September 1, 2015 as the accounting acquisition date.

The total purchase price of $9,910,817 was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and goodwill. The excess of total purchase price over the net working capital and intangibles allocations has been allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $2,330,000.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to purchase Bigtech Software Private Limited ("Bigtech"), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals. The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000, consisting of:

(a)	A cash payment in the amount of $340,000 which was due within 90 days of closing and was paid on September 22, 2016;

(b)	Warrants for the purchase of 51,000 shares of our common stock, with such warrants exercisable for two years; and

(c)	$255,000, which may become payable in cash earn-outs to the sellers of Bigtech, if Bigtech achieves certain pre-determined Revenue and EBITDA targets in 2017 and 2018.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company. The valuation of Bigtech was made on the basis of its projected revenues.

The total purchase price of $850,000 was allocated to intangibles of $595,000, taking into consideration projected revenue from the acquired list of Bigtech customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill. The Bigtech acquisition did not constitute a significant acquisition for the Company.

For this acquisition, the net cash outflow in 2016 was $340,000.

Acquisition of Virtuoso

On July 22, 2016, we, through wholly-owned acquisition subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. ("Virtuoso"), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the "Sole Member"). Virtuoso is a SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company.

The total purchase price paid to the Sole Member for the acquisition of Virtuoso was $1,831,881consisting of:

(a)	A cash payment in the amount of $675,000 was due within 90 days of closing;

(b)	101,250 shares of our common stock at closing; and

(c)	Earn-out payments in cash and stock of $450,000 and approximately $560,807, respectively, to be paid, if earned, in 2017, 2018 and 2019.

The valuation of Virtuoso was made on the basis of its projected revenues. The Virtuoso earn-out payment for 2016 amounted to $64,736 in cash and 12,408 shares of common stock.

The total purchase price of $1,831,881 was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and goodwill. The excess of total purchase price over intangibles allocation has been allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $563,000.

Acquisition of DC&M

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. ("DCM"), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, DCM, all of the members of DCM, Giri Devanur and Srinidhi “Dev” Devanur, our President and Chief Executive Officer and Executive Vice Chairman, respectively. DCM is a SAP consulting company headquartered in Chandler, Arizona. DCM provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. DCM is also a SAP-certified software partner, having launched its SAP reporting, extraction and distribution tool called “IRIS”. DCM services clients in diverse industries, including retail, apparel/footwear, third-party logistics providers, chemicals, consumer goods, energy, high-tech electronics, media/entertainment and aerospace.

The aggregate purchase price for the acquisition of DCM was $15,816,000 consisting of:

(a)	A cash payment in the amount of $3,000,000 at closing;

(b)	1,600,000 shares of our common stock, which are to be issued on July 29, 2018 or upon a change of control of our company (whichever occurs earlier); and

(c)	Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, in 2017 and 2018.

The total purchase price of $15,816,000 was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of DCM customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $3,000,000.

Acquisition of Linear Logics, Corp.

In April 2015, the Company purchased all of the assets and liabilities of Linear Logics, Corp. for approximately $1 million to be paid in cash and Company stock. In 2016, the Company paid $340,000 in cash payments as part of the purchase agreement.